Branch Transactions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Mar. 12, 2012
Business Combinations [Abstract]
Final payment		$ 1,026
Premium on core deposits, percentage	4.00%
Gain on sale	$ 1,172